Bank Loans and Borrowings and Lease Liability - Summary of Detailed Information of Bank Loans and Borrowing and Lease Liability (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Bank Loans And Borrowings And Lease Liability [Line Items]
Lease liability	R$ 7,656
Boa Vista Servicos S A [member]
Disclosure Of Bank Loans And Borrowings And Lease Liability [Line Items]
Bank loans and borrowings		R$ 0	R$ 0	R$ 2,788
Lease liability		8,150	9,825	R$ 20,278
Borrowings		8,150	9,825
Current		3,712	3,254
Non-current		R$ 4,438	R$ 6,571